CONSOLIDATED STATEMENTS OF COMREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (75,548)	$ (133,805)	$ (195,405)
Other comprehensive income (loss):
Unrealized gain (loss) on available-for-sale marketable securities, net	486	506	(1,767)
Unrealized gain on derivative instruments, net	1,449	0	0
Other comprehensive income (loss)	1,935	506	(1,767)
Comprehensive loss	$ (73,613)	$ (133,299)	$ (197,172)